STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)			6 Months Ended		12 Months Ended
	May 19, 2023	Feb. 01, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 15, 2022
Class of Stock [Line Items]
Preferred stock, shares authorized			10,000,000		10,000,000
Member's equity					$ 2,526,104
Settlement of promissory notes			$ 170,000
Common stock shares issued			34,252,778		0
Common stock shares outstanding			34,252,778		0
Common Stock, Shares Authorized			300,000,000		300,000,000
Common stock shares issued			300,000
Series A convertible preferred stock [Member]
Class of Stock [Line Items]
Preferred stock shares issued			0		0
Preferred stock shares outstanding			0		0
Preferred stock, par value			$ 0.0001		$ 0.0001
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares issued			1,470,135
Preferred stock shares outstanding			1,470,135
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares issued			1,470,135		0
Preferred stock shares outstanding			1,470,135		0
Convertible into shares of common stock			100
Preferred stock, par value			$ 0.0001		$ 0.0001
Series C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares issued			701,000		0
Preferred stock shares outstanding			701,000		0
Convertible into shares of common stock			100
Preferred stock, par value			$ 0.0001		$ 0.0001
Preferred stock, liquidation preference			$ 1,000
WTI Global Inc [Member] | Promissory Note [Member]
Class of Stock [Line Items]
Settlement of promissory notes		$ 170,000
Membership percentage		2.254%
Titan Trucking LLC [Member]
Class of Stock [Line Items]
Voting rights					Each Member had voting rights based on and proportionate to such Member’s Membership interest.
Titan Trucking LLC [Member] | WTI Global Inc [Member]
Class of Stock [Line Items]
Membership percentage						7.00%
Titan Trucking LLC Reverse Acquisition [Member] | Series C Convertible Preferred Stock [Member] | Merger Agreement [Member]
Class of Stock [Line Items]
Number of shares issued	630,900
Share based compensation arrangement by share based payment award shares issued in period	70,100